VALUATION ACCOUNTS	12 Months Ended
Dec. 31, 2023
VALUATION ACCOUNTS
VALUATION ACCOUNTS

30— VALUATION ACCOUNTS

	Allowance	Allowance
	for deferred	for doubtful	Slow-moving	Warranty
	tax assets	accounts	inventory	reserve
Balance as of December 31, 2020	15,508	721	1,563	369
Charges to costs and expenses	346	2	371	110
Deductions: write-off and others	(1,513)	19	(464)	(227)
Balance as of December 31, 2021	14,341	742	1,470	252
Charges to costs and expenses	1,538	32	93	112
Deductions: write-off and others	(1,135)	(613)	(300)	(202)
Balance as of December 31, 2022	14,744	161	1,262	162
Charges to costs and expenses	3,175	85	354	134
Deductions: write-off and others	(180)	(21)	(353)	(124)
Balance as of December 31, 2023	17,739	224	1,263	172